MERGER BETWEEN TRIO MERGER CORP. AND SAEXPLORATION HOLDINGS, INC. - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended
	Jun. 24, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 24, 2013	Jun. 23, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 26, 2012	Jun. 24, 2014
Business Acquisition [Line Items]
Number of shares issuable (in shares)	992,108
Escrow shares issued on first anniversary of closing of merger (in shares)	272,818
Remaining escrow shares to be released (in shares)	272,817
Net cash released from escrow to the Corporation upon Closing			$ 40,277
Funds transferred to transfer agent			5,000
Merger proceeds			35,277
Merger related costs			6,215
Equity issuance costs			5,027
Merger costs		0	1,188
Converted instrument, options issued (in shares)			1,000,000
Common stock, outstanding shares (in shares)		14,922,497	13,428,736			14,922,497
Exercise price of warrants		$ 12.00				$ 12	$ 12.00
Redemption price of warrants						$ 0.01		$ 0.01
Dividends, cash	15,000
Original Trio stockholders
Business Acquisition [Line Items]
Ownership percentage at closing of the merger	51.50%			51.50%
Former SAE stockholders
Business Acquisition [Line Items]
Ownership percentage at closing of the merger	48.50%			48.50%
Promissory note
Business Acquisition [Line Items]
Debt, face amount	17,500			17,500
Merger agreement
Business Acquisition [Line Items]
Shares issued in acquisition (in shares)	6,448,443
Cash	7,500			7,500
Preferred stock, dividends	5,000
Number of common stock shares deposited in escrow (in shares)	545,635			545,635		272,817
Converted instrument, options issued (in shares)	100,000
Warrant exchange for common shares (in shares)	987,634
Common stock, outstanding shares (in shares)	13,402,664			13,402,664
Conversion of stock, amount converted					61,707
Exercise price of warrants						$ 12.00
Redemption price of warrants						$ 15.00
Dividends paid to common stockholders	10,000
Percentage of voting interests acquired	50.50%			50.50%
Merger agreement | Contingent Upon Conversion Or Exercise Of Derivative Securities
Business Acquisition [Line Items]
Number of common stock shares deposited in escrow (in shares)		84,131				84,131
Merger agreement | Minimum
Business Acquisition [Line Items]
Exercise price of warrants	$ 7.50			$ 7.50					$ 7.50
Redemption price of warrants	$ 12.50			$ 12.50					$ 12.50
Merger agreement | Maximum
Business Acquisition [Line Items]
Exercise price of warrants	$ 12.00			$ 12.00					$ 12.00
Redemption price of warrants	$ 15.00			$ 15.00					$ 15.00
Merger agreement | Transaction expenses
Business Acquisition [Line Items]
Conversion of stock, amount converted					3,971
Merger agreement | Consideration payable to former stockholders
Business Acquisition [Line Items]
Conversion of stock, amount converted					12,500
Merger agreement | Outstanding balance
Business Acquisition [Line Items]
Conversion of stock, amount converted					35,277
Merger agreement | Warrant
Business Acquisition [Line Items]
Converted instrument, options issued (in shares)	100,000
Conversion of stock, shares converted (in shares)	600,000
Merger agreement | Employee stock option
Business Acquisition [Line Items]
Conversion of stock, shares converted (in shares)	600,000
Merger agreement | IPO
Business Acquisition [Line Items]
Shares issued (in shares)	987,634
Conversion price per share	$ 10.08			$ 10.08
Share issued value	$ 9,959